UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JANUARY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.0%
	Shares	Value

ARGENTINA — 3.0%
MercadoLibre	31,500	$2,784,600

BELGIUM — 1.5%
UCB	24,500	1,414,300

BRAZIL — 7.6%
BM&F Bovespa	510,400	3,572,941
CETIP S.A.- Mercados Organizados	38,600	485,565
Cielo	41,900	1,185,029
Natura Cosmeticos	35,500	957,316
Raia Drogasil	79,200	884,927

		7,085,778

CHINA — 1.0%
Tingyi (Cayman Islands) Holding	337,600	948,975

DENMARK — 0.9%
Novozymes, Cl B	26,900	883,171

INDIA — 5.1%
Asian Paints	11,400	964,714
Hero Motocorp	41,500	1,421,642
ITC	413,700	2,392,833

		4,779,189

ITALY — 2.1%
Prada	219,500	1,972,709

NETHERLANDS — 4.6%
ASML Holding ADR, Cl G	57,201	4,295,223

PORTUGAL — 1.6%
Jeronimo Martins SGPS	69,800	1,483,685

RUSSIA — 0.8%
Mail.ru Group GDR	23,800	791,826

SOUTH AFRICA — 4.3%
Naspers, Cl N	61,700	3,992,623

SWITZERLAND — 3.4%
Kuehne & Nagel International	7,800	916,235
SGS	970	2,310,818

		3,227,053

THAILAND — 1.0%
CP ALL	591,200	926,848

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JANUARY 31, 2013 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM — 9.3%
ARM Holdings	393,400	$5,384,511
Petrofac	126,700	3,291,483

		8,675,994

UNITED STATES — 49.8%
Allergan	31,100	3,265,811
Amazon.com*	15,000	3,982,500
Apple	2,400	1,092,744
BioMarin Pharmaceutical*	52,100	2,859,769
Cerner*	23,300	1,923,415
Facebook, Cl A *	79,000	2,446,630
FMC Technologies *	31,600	1,496,260
Google, Cl A *	3,775	2,852,730
Intuitive Surgical*	3,800	2,182,644
Las Vegas Sands*	53,800	2,972,450
National Oilwell Varco	31,900	2,365,066
NIKE, Cl B	41,600	2,248,480
Praxair	17,300	1,909,401
QUALCOMM	54,400	3,592,032
Salesforce.com *	22,800	3,924,564
Schlumberger	36,700	2,864,435
Visa, Cl A	29,500	4,658,345

		46,637,276

TOTAL COMMON STOCK (Cost $79,100,567)		89,899,250

TOTAL INVESTMENTS — 96.0% (Cost $79,100,567)‡		$89,899,250

Percentages are based on Net Assets of $93,675,826.

*	Non-income producing security.

ADR	— American Depository Receipt

Cl	— Class

GDR	— Global Depositary Receipt

‡	At January 31, 2013, the tax basis cost of the Fund’s investments was $79,100,567, and the unrealized appreciation and depreciation were $11,219,671 and $(420,988), respectively.

As of January 31, 2013, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

During the period ended January 31, 2013, there were no transfers from Level 1 to Level 2 or from Level 2 to Level 1. During the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statement.

SAN-QH-001-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013